Accounts Receivable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Accounts Receivable [Abstract]
Schedule of Accounts Receivables and Unbilled Energy Incentives	Accounts receivables and unbilled energy incentives consist of the following (in thousands):
	March 31	December 31
	2024	2023
	(in thousands)
Accounts receivable	$2,119	$651
Unbilled energy incentives earned	6,048	5,607
Total	$8,167	$6,258
Accounts receivables, and unbilled energy incentives consist of the following (in thousands):
	Year Ended December 31,
	2023	2022
	(in thousands)
Accounts receivable	$651	$3,335
Unbilled energy incentives earned	5,607	4,954
Total	$6,258	$8,289